UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.0%
Commercial Services – 0.9%
16,100	CDK Global, Inc.	$ 1,147,769

Communications – 1.1%
25,800	Verizon Communications, Inc.	1,395,006

Consumer Durables – 2.0%
4,900	Mohawk Industries, Inc.*	1,377,194
23,300	Toll Brothers, Inc.	1,085,314

		2,462,508

Consumer Non-Durables – 8.5%
18,200	Colgate-Palmolive Co.	1,351,168
6,000	Constellation Brands, Inc. Class A	1,316,820
17,000	Kellogg Co.	1,157,870
11,500	Kimberly-Clark Corp.	1,345,500
11,300	PepsiCo, Inc.	1,359,390
12,200	Philip Morris International, Inc.	1,308,206
29,400	The Coca-Cola Co.	1,399,146
10,300	The Estee Lauder Cos., Inc. Class A	1,390,088

		10,628,188

Consumer Services – 8.3%
19,000	CBS Corp. Class B	1,094,590
33,300	Comcast Corp. Class A	1,416,249
7,700	McDonald’s Corp.	1,317,778
23,800	Rollins, Inc.	1,174,292
30,200	Service Corp. International	1,207,094
23,200	Starbucks Corp.	1,317,992
800	The Priceline Group, Inc.*	1,529,640
12,100	The Walt Disney Co.	1,314,907

		10,372,542

Electronic Technology – 14.0%
16,600	Agilent Technologies, Inc.	1,218,938
14,800	Amphenol Corp. Class A	1,372,996
37,700	Apple, Inc.	6,312,111
5,200	Broadcom Ltd.	1,289,756
25,800	Cadence Design Systems, Inc.*	1,157,388
43,200	Corning, Inc.	1,348,704
4,200	Lockheed Martin Corp.	1,490,370
4,510	The Boeing Co.	1,598,209
7,000	Thermo Fisher Scientific, Inc.	1,568,770

		17,357,242

Energy Minerals – 1.1%
11,300	EOG Resources, Inc.	1,299,500

Finance – 10.0%
12,100	Crown Castle International Corp.	1,364,517
11,400	Digital Realty Trust, Inc.	1,276,230
9,400	Erie Indemnity Co. Class A	1,116,344
14,100	Fidelity National Information Services, Inc.	1,443,276
19,300	Intercontinental Exchange, Inc.	1,425,112
8,700	Mastercard, Inc. Class A	1,470,300
6,400	Public Storage	1,252,864
13,200	T. Rowe Price Group, Inc.	1,473,516
13,000	Visa, Inc. Class A	1,614,990

		12,437,149

Health Services – 3.7%
19,500	Cerner Corp.*	1,348,035
15,200	HCA Healthcare, Inc.*	1,537,632
7,400	UnitedHealth Group, Inc.	1,752,172

		4,637,839

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 7.6%
6,000	ABIOMED, Inc.*	$ 1,410,000
7,700	Amgen, Inc.	1,432,585
6,200	Becton Dickinson & Co.	1,506,228
8,900	Bio-Techne Corp.	1,248,581
10,300	Charles River Laboratories International, Inc.*	1,086,032
9,400	Johnson & Johnson	1,298,986
8,700	Stryker Corp.	1,430,106

		9,412,518

Industrial Services – 1.1%
15,600	Waste Management, Inc.	1,379,508

Non-Energy Minerals – 1.0%
10,800	Eagle Materials, Inc.	1,210,140

Process Industries – 4.0%
10,000	Ecolab, Inc.	1,376,800
9,300	Praxair, Inc.	1,501,857
21,900	RPM International, Inc.	1,143,180
10,800	The Scotts Miracle-Gro Co.	974,916

		4,996,753

Producer Manufacturing – 6.2%
15,200	AMETEK, Inc.	1,159,760
8,700	Honeywell International, Inc.	1,389,129
8,200	Illinois Tool Works, Inc.	1,424,094
5,500	Lennox International, Inc.	1,198,505
1,600	Mettler-Toledo International, Inc.*	1,080,416
5,300	Roper Technologies, Inc.	1,487,127

		7,739,031

Retail Trade – 7.2%
2,900	Amazon.com, Inc.*	4,207,581
15,400	Lowe’s Cos., Inc.	1,612,842
8,300	The Home Depot, Inc.	1,667,470
3,400	The Sherwin-Williams Co.	1,418,174

		8,906,067

Technology Services – 18.1%
7,600	Adobe Systems, Inc.*	1,518,176
4,300	Alphabet, Inc. Class A*	5,083,546
11,500	Automatic Data Processing, Inc.	1,421,745
12,000	Euronet Worldwide, Inc.*	1,126,440
16,700	Facebook, Inc. Class A*	3,121,063
10,300	Fiserv, Inc.*	1,450,652
15,400	Guidewire Software, Inc.*	1,223,530
9,300	Jack Henry & Associates, Inc.	1,159,338
53,800	Microsoft Corp.	5,111,538
19,400	Paychex, Inc.	1,324,050

		22,540,078

Transportation – 1.2%
11,800	United Parcel Service, Inc. Class B	1,502,376

TOTAL COMMON STOCKS (Cost $81,399,820)		$119,424,214

Exchange Traded Fund – 2.8%
24,300	iShares Russell 1000 Growth ETF	$ 3,500,172
(Cost $3,301,893)

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.2%
Repurchase Agreement – 2.2%
Fixed Income Clearing Corp.
$ 2,690,000	0.200%	02/01/18	$ 2,690,000
Maturity Value: $2,690,015
(Cost $2,690,000)

TOTAL INVESTMENTS – 101.0%			$125,614,386

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(1,228,274)

NET ASSETS – 100.0%			$124,386,112

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2018. This agreement was fully collateralized by $2,695,000 U.S. Treasury Bond, 3.000%, due 02/15/47 with a market value of $2,743,982.

*	Non-income producing security.

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Commercial Services – 1.9%
63,000	Omnicom Group, Inc.	$ 4,828,950

Communications – 5.6%
244,500	AT&T, Inc.	9,156,525
88,000	Verizon Communications, Inc.	4,758,160

		13,914,685

Consumer Durables – 3.6%
100,000	Leggett & Platt, Inc.	4,651,000
72,000	Tupperware Brands Corp.	4,158,720

		8,809,720

Consumer Non–Durables – 9.4%
59,000	Kimberly–Clark Corp.	6,903,000
39,100	PepsiCo, Inc.	4,703,730
76,000	Procter & Gamble Co.	6,561,840
63,000	V. F. Corp.	5,111,820

		23,280,390

Consumer Services – 1.8%
26,500	McDonald’s Corp.	4,535,210

Electronic Technology – 8.5%
121,500	Cisco Systems, Inc.	5,047,110
222,500	HP, Inc.	5,188,700
14,500	Lockheed Martin Corp.	5,145,325
15,750	The Boeing Co.	5,581,328

		20,962,463

Energy Minerals – 8.8%
77,000	Chevron Corp.	9,651,950
83,500	Exxon Mobil Corp.	7,289,550
65,500	Occidental Petroleum Corp.	4,910,535

		21,852,035

Finance – 25.1%
28,000	Ameriprise Financial, Inc.	4,723,600
72,500	Arthur J. Gallagher & Co.	4,953,200
94,000	BB&T Corp.	5,187,860
46,000	CME Group, Inc.	7,060,080
88,000	JPMorgan Chase & Co.	10,178,960
249,500	People’s United Financial, Inc.	4,907,665
66,000	Principal Financial Group, Inc.	4,461,600
27,500	Public Storage	5,383,400
45,500	T. Rowe Price Group, Inc.	5,079,165
155,500	Wells Fargo & Co.	10,228,790

		62,164,320

Health Technology – 13.2%
39,500	Amgen, Inc.	7,348,975
53,500	Eli Lilly & Co.	4,357,575
57,000	Johnson & Johnson	7,876,830
82,500	Merck & Co., Inc.	4,888,125
221,500	Pfizer, Inc.	8,204,360

		32,675,865

Industrial Services – 2.1%
87,500	ONEOK, Inc.	5,150,250

Process Industries – 3.9%
29,000	Air Products & Chemicals, Inc.	4,882,730
87,000	Sonoco Products Co.	4,724,970

		9,607,700

Producer Manufacturing – 4.1%
31,500	Caterpillar, Inc.	5,127,570
69,500	Emerson Electric Co.	5,019,985

		10,147,555

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 1.9%
67,500	Paychex, Inc.	$ 4,606,875

Utilities – 6.5%
54,500	Dominion Energy, Inc.	4,165,980
29,000	NextEra Energy, Inc.	4,594,180
102,500	PPL Corp.	3,266,675
89,500	The Southern Co.	4,037,345

		16,064,180

TOTAL COMMON STOCKS (Cost $194,481,347)		$238,600,198

Exchange Traded Fund – 3.1%
60,000	iShares Russell 1000 Value Index Fund	$ 7,742,400
(Cost $7,507,104)

Principal Amount	Interest Rate	Maturity Date	Value
Short–term Investment(a) – 0.5%
Repurchase Agreement – 0.5%
Fixed Income Clearing Corp.
$ 1,176,000	0.200%	02/01/18	$ 1,176,000
Maturity Value: $1,176,007 (Cost $1,176,000)

TOTAL INVESTMENTS – 100.0% (Cost $203,164,451)			$247,518,598

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(96,594)

NET ASSETS – 100.0%			$247,422,004

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2018. This agreement was fully collateralized by $1,180,000 U.S. Treasury Bond, 3.000%, due 02/15/47 with a market value of $1,201,447.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Commercial Services – 8.7%
19,500	Bright Horizons Family Solutions, Inc.*	$ 1,914,900
8,900	FactSet Research Systems, Inc.	1,786,141
15,000	Gartner, Inc.*	2,081,100
35,700	KAR Auction Services, Inc.	1,947,078
14,100	MSCI, Inc.	1,963,143
24,600	Omnicom Group, Inc.	1,885,590
14,000	WEX, Inc.*	2,167,340

		13,745,292

Consumer Durables – 6.9%
39,000	Leggett & Platt, Inc.	1,813,890
6,800	Mohawk Industries, Inc.*	1,911,208
54,500	PulteGroup, Inc.	1,734,735
28,400	The Toro Co.	1,864,460
38,500	Toll Brothers, Inc.	1,793,330
28,500	Tupperware Brands Corp.	1,646,160

		10,763,783

Consumer Non-Durables – 7.2%
57,500	Blue Buffalo Pet Products, Inc.*	1,953,850
27,000	Brown-Forman Corp. Class B	1,871,100
16,300	Carter’s, Inc.	1,960,890
37,400	Church & Dwight Co., Inc.	1,826,990
17,900	McCormick & Co., Inc.	1,946,983
16,000	The Hershey Co.	1,765,280

		11,325,093

Consumer Services – 7.3%
39,250	Rollins, Inc.	1,936,595
49,900	Service Corp. International	1,994,503
27,000	Six Flags Entertainment Corp.	1,824,120
118,500	The Wendy’s Co.	1,917,330
8,300	Vail Resorts, Inc.	1,814,048
16,300	Wyndham Worldwide Corp.	2,023,319

		11,509,915

Electronic Technology – 10.1%
20,600	Amphenol Corp. Class A	1,911,062
30,200	BWX Technologies, Inc.	1,915,888
41,200	Cadence Design Systems, Inc.*	1,848,232
27,000	HEICO Corp.	2,168,640
34,700	Maxim Integrated Products, Inc.	2,116,700
21,000	Microchip Technology, Inc.	1,999,620
19,700	Motorola Solutions, Inc.	1,959,362
45,200	Trimble, Inc.*	1,993,320

		15,912,824

Finance – 12.8%
118,200	BGC Partners, Inc. Class A	1,691,442
14,100	Boston Properties, Inc.	1,744,311
14,500	CBOE Holdings, Inc.	1,948,655
15,500	Erie Indemnity Co. Class A	1,840,780
20,800	Extra Space Storage, Inc.	1,736,384
13,900	Federal Realty Investment Trust	1,679,120
49,600	Gaming and Leisure Properties, Inc.	1,807,424
18,700	Morningstar, Inc.	1,797,444
11,100	SBA Communications Corp.*	1,936,950
17,700	T. Rowe Price Group, Inc.	1,975,851
24,200	Worldpay, Inc. Class A*	1,943,502

		20,101,863

Health Services* – 2.3%
26,500	Cerner Corp.	1,831,945
17,900	IQVIA Holdings, Inc.	1,829,201

		3,661,146

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 9.8%
9,600	ABIOMED, Inc.*	$ 2,256,000
14,100	Bio-Techne Corp.	1,978,089
16,900	Charles River Laboratories International, Inc.*	1,781,936
42,200	Hologic, Inc.*	1,801,940
55,900	QIAGEN NV*	1,872,091
8,000	The Cooper Cos., Inc.	1,957,360
18,600	West Pharmaceutical Services, Inc.	1,863,720
25,100	Zoetis, Inc.	1,925,923

		15,437,059

Non-Energy Minerals – 1.2%
16,400	Eagle Materials, Inc.	1,837,620

Process Industries – 5.6%
46,200	Ball Corp.	1,768,536
31,400	Crown Holdings, Inc.*	1,822,770
35,400	RPM International, Inc.	1,847,880
37,300	Sealed Air Corp.	1,766,155
17,600	The Scotts Miracle-Gro Co.	1,588,752

		8,794,093

Producer Manufacturing – 9.9%
25,800	AMETEK, Inc.	1,968,540
25,500	Fortive Corp.	1,938,510
40,800	Graco, Inc.	1,909,440
14,000	IDEX Corp.	2,008,720
2,900	Mettler-Toledo International, Inc.*	1,958,254
12,600	Nordson Corp.	1,810,872
9,600	Rockwell Automation, Inc.	1,893,984
7,100	Roper Technologies, Inc.	1,992,189

		15,480,509

Retail Trade – 2.5%
29,600	Dunkin’ Brands Group, Inc.	1,913,640
23,700	Ross Stores, Inc.	1,952,643

		3,866,283

Technology Services – 8.7%
12,100	ANSYS, Inc.*	1,955,965
13,800	Fiserv, Inc.*	1,943,592
15,500	Jack Henry & Associates, Inc.	1,932,230
26,300	Paychex, Inc.	1,794,975
14,200	ServiceNow, Inc.*	2,113,954
23,600	Total System Services, Inc.	2,097,096
15,800	VeriSign, Inc.*	1,815,736

		13,653,548

Transportation – 2.3%
25,700	Alaska Air Group, Inc.	1,689,261
17,600	Landstar System, Inc.	1,954,480

		3,643,741

TOTAL COMMON STOCKS (Cost $ 116,067,703)		$149,732,769

Exchange Traded Fund – 3.5%
43,330	iShares Russell Midcap Growth Index Fund	$ 5,519,809
(Cost $5,047,924)

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.4%
Repurchase Agreement – 2.4%
Fixed Income Clearing Corp.
$ 3,700,000	0.200%	02/01/18	$ 3,700,000
Maturity Value: $3,700,000
(Cost $3,700,000)

TOTAL INVESTMENTS – 101.2% (Cost $124,815,627)			$158,952,578

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%			(1,914,355)

NET ASSETS – 100.0%			$157,038,223

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2018. This agreement was fully collateralized by $3,710,000 U.S. Treasury Bond, 3.000%, due 02/15/47 with a market value of $3,777,429.

*	Non-income producing security.

COMMERCE BOND FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 15.6%
Automotive(a) – 2.8%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%	12/20/21	$ 5,169,535
Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310	08/15/27	6,927,320
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,479,883
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,998,245
Hertz Vehicle Financing II LP Series 2015-2A, Class A
5,000,000	2.020	09/25/19	4,987,457
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190	09/15/21	4,813,981
Oscar US Funding Trust Series 2014-1A, Class A3
448,490	1.720	04/15/19	448,169

			29,824,590

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,634,074

Home Equity – 1.7%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
(1M USD LIBOR + 0.780%)
1,231,270	2.332	01/25/35	1,225,230
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)(c)
1,003,269	4.450	05/25/34	1,015,157
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(d)
313,084	4.250	09/25/33	318,596
Irwin Home Equity Series 2005-A, Class A3(b)
(1M USD LIBOR + 0.760%)
696,785	2.312	02/25/34	689,191
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
(1M USD LIBOR + 0.675%)
4,620,383	2.227	12/25/34	4,509,946
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(b)(c)
7,137,476	4.000	08/27/57	7,274,186
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(d)
95,187	4.814	11/25/35	95,743
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(d)
1,125,000	5.140	11/25/35	1,166,747
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(d)
1,877,562	7.490	07/25/29	1,917,235
Terwin Mortgage Trust Series 2005-16HE, Class AF2(d)
76,515	4.761	09/25/36	76,894

			18,288,925

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1997-3, Class A6
1,051	7.320	03/15/28	1,054
Green Tree Financial Corp. Series 1998-3, Class A5
1,011,067	6.220	03/01/30	1,073,526
Green Tree Financial Corp. Series 1998-3, Class A6(b)(c)
126,285	6.760	03/01/30	133,769
Lehman Manufactured Housing Contract Series 2001-B, Class A3
42,151	4.350%	04/15/40	42,516

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Mid-State Trust Series 2011, Class A1
$ 224,443	4.864	07/15/38	$ 232,418

			1,483,283

Other – 7.9%
ARL Second LLC Series 2014-1A, Class A1(a)
1,867,616	2.920	06/15/44	1,852,035
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(d)
1,865,886	5.907	06/25/32	1,828,427
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
(1M USD LIBOR + 0.460%)
4,310,762	2.012	12/25/33	4,229,696
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
(1M USD LIBOR + 0.200%)
692,622	1.761	02/25/37	541,076
Cronos Containers Program Ltd. Series 2013-1A, Class A(a)
525,000	3.080	04/18/28	520,012
Cronos Containers Program Ltd. Series 2014-2A, Class A(a)
3,240,741	3.270	11/18/29	3,227,982
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,467,500	4.118	07/25/47	6,581,457
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1(a)
958,333	1.950	11/25/39	952,331
Equity One ABS, Inc. Series 2004-2, Class AF5(d)
450,000	5.699	07/25/34	454,145
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
624,718	2.553	03/09/47	622,849
Global SC Finance IV Ltd. Series 2017-1A, Class A(a)
2,426,932	3.850	04/15/37	2,446,034
Global SC Finance SRL Series 2013-1A, Class A(a)
1,543,500	2.980	04/17/28	1,523,930
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
2,674,130	1.730	06/20/19	2,669,903
Home Partners of America Trust Seriies 2016-1, Class A(a)(b)
(1M USD LIBOR + 1.650%)
3,955,551	3.209	03/17/33	3,963,794
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
(1M USD LIBOR + 1.350%)
4,349,718	2.906	06/17/32	4,356,712
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
(1M USD LIBOR + 0.620%)
227,322	2.172	08/25/33	222,573
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
4,147,555	2.980	01/15/45	4,128,441
Longtrain Leasing III LLC Series 2015-1A, Class A2(a)
5,000,000	4.060	01/15/45	5,057,748
NP SPE II LLC Series 2016-1A, Class A1(a)
3,400,396	4.164	04/20/46	3,429,877
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,488,191	3.067	11/12/32	3,488,401

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
$ 8,000,000	3.242%	01/01/31	$ 7,944,960
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
(1M USD LIBOR + 1.125%)
715,080	2.677	06/25/33	710,338
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(d)
728,469	5.250	06/25/35	736,634
TAL Advantage V LLC Series 2014-3A, Class A(a)
3,416,667	3.270	11/21/39	3,372,090
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)(c)
5,000,000	3.250	11/25/60	4,975,168
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)(c)
4,898,824	2.750	04/25/55	4,879,490
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)(c)
1,307,912	3.000	08/25/55	1,302,798
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)(c)
3,999,390	2.250	04/25/56	3,948,656
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(c)
1,850,000	3.000	06/25/57	1,800,221
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
(1M USD LIBOR + 0.250%)
1,349,799	1.802	07/25/36	1,346,084
Wendys Funding LLC Series 2018-1A, Class A2I(a)
3,000,000	3.573	03/15/48	2,999,064

			86,112,926

Student Loan – 2.6%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
2,748,866	2.890	06/25/40	2,720,620
DRB Prime Student Loan Trust Series 2017-A, Class A2B(a)
4,550,000	2.850	05/27/42	4,485,612
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
6,959,973	2.650	12/15/28	6,937,225
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
(3M USD LIBOR + 0.750%)
595,761	2.128	10/30/45	591,439
SLM Student Loan Trust Series 2011-A, Class A2(a)
1,628,848	4.370	04/17/28	1,648,294
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,410,000	2.740	10/25/32	3,380,843
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(a)
4,900,000	2.490	01/25/36	4,806,326
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
(1M USD LIBOR + 1.500%)
3,701,193	3.052	01/25/36	3,719,403

			28,289,762

TOTAL ASSET-BACKED SECURITIES (Cost $168,040,110)			$169,633,560

Municipal Bond Obligations – 6.3%
Alaska(e) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$ 1,281,357

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California(e) – 1.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$ 5,033,560
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(f)
5,000,000	0.000	08/01/38	2,344,200
Foothill-De Anza CA Community College District GO Bonds (Taxable-Election of 2006) Series E
1,730,000	3.223	08/01/38	1,607,239
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(f)(g)
22,010,000	0.000	09/01/21	4,555,058
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,987,450
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,052,472

			19,579,979

District of Columbia(e) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,306,000

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,049,360

Idaho(a)(e) – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,471,870

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C GO Bonds Unrefunded Taxable Series C (AGM)(e)
485,000	5.650	10/01/18	486,663
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,130,370

			1,617,033

Kentucky(e) – 0.2%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,637,067

Maryland(e) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,041,180

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,743,426

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(e)
$ 1,500,000	5.875%	05/01/22	$ 1,546,380

			3,289,806

Mississippi(e) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,445,340

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(e)
2,500,000	5.792	11/01/41	3,277,900
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(e)
2,800,000	4.820	05/01/23	3,035,872
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,390,609

			7,704,381

Nevada(e) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,672,940

New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,292,862

New York – 0.5%
New York GO Build America Bonds Series 2010(e)
2,000,000	4.908	06/01/21	2,145,660
1,055,000	5.008	06/01/22	1,154,360
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,595,008

			5,895,028

Ohio(e) – 0.2%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,011,352

Pennsylvania(e) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,625,200

South Carolina(e) – 0.1%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
1,015,000	4.000	07/01/34	1,030,195

Washington(e) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,926,820

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $62,896,868)			$ 68,877,770

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 27.3%
Collateralized Mortgage Obligations – 20.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)(c)
$ 716,257	3.804%	04/25/35	$ 722,336
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)(c)
1,348,957	3.000	04/25/45	1,316,909
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)(c)
3,264,791	3.500	12/25/45	3,265,735
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)(c)
1,406,273	3.500	03/25/46	1,403,636
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)(c)
4,161,702	3.500	11/25/44	4,088,873
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
363,977	5.500	11/25/20	364,898
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
60,576	6.000	04/25/36	60,915
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
(1M USD LIBOR + 0.700%)
1,239,791	2.252	09/25/34	1,229,275
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)(c)
1,693,393	3.515	11/25/35	1,489,024
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(d)
313,187	5.750	01/25/34	317,224
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
15,025	5.500	08/25/21	15,147
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
781,796	6.750	08/25/34	825,587
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)(c)
468,005	3.960	12/25/35	431,300
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)(c)
198,015	3.767	04/25/37	186,430
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)(c)
2,900,437	3.500	06/25/58	2,912,256
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
50,354	5.500	07/25/36	50,645
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
114,784	5.250	09/25/19	114,968
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
54,291	6.500	08/25/32	56,125
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
127,805	6.000	07/25/37	123,858
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
17,264	4.750	01/25/19	17,264
Countrywide Home Loans Trust Series 2005-27, Class 2A1
785,196	5.500	12/25/35	675,861
Countrywide Home Loans Trust Series 2005-6, Class 2A1
204,673	5.500	04/25/35	198,151

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
(1M USD LIBOR + 0.540%)
$ 1,033,114	2.092%	03/25/35	$ 989,528
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
259,671	5.250	07/25/33	265,448
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
2,888,282	5.500	07/25/35	2,933,138
CSMC Trust Series 2014-WIN2, Class A3(a)(b)(c)
3,846,053	3.500	10/25/44	3,838,842
CSMC Trust Series 2017-HL2, Class A1(a)(b)(c)
4,850,874	3.500	10/25/47	4,804,184
CSMC Trust Series 2017-HL2, Class A3(a)(b)(c)
4,609,119	3.500	10/25/47	4,610,953
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)(c)
2,701,754	3.000	06/25/43	2,635,877
FHLMC REMIC PAC Series 1579, Class PM
72,641	6.700	09/15/23	78,425
FHLMC REMIC PAC Series 2103, Class TE
70,702	6.000	12/15/28	79,529
FHLMC REMIC PAC Series 2110, Class PG
317,199	6.000	01/15/29	346,288
FHLMC REMIC Series 2391, Class Z
854,106	6.000	12/15/31	960,478
FHLMC REMIC Series 2603, Class C
311,648	5.500	04/15/23	327,233
FHLMC REMIC Series 2677, Class BC
15,541	4.000	09/15/18	15,573
FHLMC REMIC Series 2866, Class DH
199,452	4.000	09/15/34	201,714
FHLMC REMIC Series 4088, Class EP
4,247,923	2.750	09/15/41	4,154,017
FHLMC REMIC Series 4272, Class DG
1,445,494	3.000	04/15/43	1,424,603
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	267,005
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,438,575	5.500	05/25/35	1,341,760
FNMA REMIC FNIC PAC Series 2001-45, Class WG
70,328	6.500	09/25/31	77,873
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,319,561
FNMA REMIC PAC Series 2003-14, Class AP
56,345	4.000	03/25/33	57,332
FNMA REMIC PAC Series 2004-53, Class NC
416,015	5.500	07/25/24	437,656
FNMA REMIC Series 2003-83, Class PG
24,295	5.000	06/25/23	24,566
FNMA REMIC Series 2015-2, Class PA
4,785,690	2.250	03/25/44	4,608,904
FNMA REMIC Series 2015-30, Class JA
3,257,672	2.000	05/25/45	3,051,637
FNMA REMIC Series 2016-16, Class PD
5,646,907	3.000	12/25/44	5,552,358
FNMA REMIC Series 2017-110, Class A
14,430,479	3.500	03/25/38	14,512,090

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA Series 2003-W6, Class 2A32
$ 127,832	6.500%	09/25/42	$ 142,720
GNMA REMIC Series 2015-167, Class KM
374,008	3.000	12/20/43	369,786
GNMA REMIC Series 2015-94, Class AT
1,365,097	2.250	07/16/45	1,300,973
GNMA REMIC Series 2016-129, Class W
1,265,000	2.500	07/20/46	1,199,189
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
(1M USD LIBOR + 0.340%)
612,374	1.892	12/25/34	560,790
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)(c)
148,840	3.119	06/25/34	146,945
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
(1M USD LIBOR + 0.700%)
111,560	2.252	06/25/34	112,075
Impac CMB Trust Series 2003-2F, Class A(d)
370,296	5.730	01/25/33	381,683
Impac CMB Trust Series 2004-4, Class 1A1(b)
(1M USD LIBOR + 0.640%)
1,102,965	2.192	09/25/34	1,091,409
Impac CMB Trust Series 2004-4, Class 2A2(d)
2,105,607	4.610	09/25/34	2,065,620
Impac Secured Assets Corp. Series 2004-2, Class A6(d)
39,889	4.274	08/25/34	40,252
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,286,061	6.000	03/25/36	1,117,084
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)(c)
370,546	3.501	04/25/37	360,206
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)(c)
2,059,152	3.409	07/25/43	2,024,404
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)(c)
2,296,855	3.000	06/25/29	2,279,897
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)(c)
2,882,025	3.500	10/25/45	2,908,029
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(b)(c)
11,275,002	3.500	08/25/47	11,257,385
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(b)(c)
3,321,439	3.500	11/25/47	3,316,374
JPMorgan Mortgage Trust Series 2017-4, Class A5(a)(b)(c)
2,738,468	3.500	11/25/47	2,762,321
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(b)(c)
9,099,690	3.500	12/25/48	9,082,628
Lehman XS Trust Series 2005-1, Class 1A4(b)
(1M USD LIBOR + 0.510%)
83,913	2.062	07/25/35	83,423
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)(c)
467,615	3.667	07/25/33	465,159
Master Alternative Loans Trust Series 2004-4, Class 1A1
137,227	5.500	05/25/34	142,475
Master Alternative Loans Trust Series 2004-4, Class 8A1
871,389	6.500	05/25/34	911,331
Master Alternative Loans Trust Series 2004-9, Class A6(d)
140,704	5.143	08/25/34	145,781
Master Asset Securitization Trust Series 2004-3, Class 5A1
6,050	6.250	01/25/32	6,099

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)(c)
$ 242,262	2.765%	03/25/33	$ 223,862
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)(c)
1,048,934	5.507	11/25/35	990,125
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
919,406	6.000	08/25/37	771,047
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)(c)
2,314,992	3.250	07/25/43	2,311,284
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
(1M USD LIBOR + 0.855%)
90,874	2.407	02/25/35	90,876
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
(1M USD LIBOR + 2.250%)
1,421,497	3.802	05/25/38	1,387,743
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)(c)
724,333	5.390	11/25/21	703,547
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)(c)
27,755	4.918	07/25/35	27,992
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
(1M USD LIBOR + 0.500%)
245,047	2.052	07/25/35	214,515
Residential Asset Securitization Trust Series 2004-A6, Class A1
149,698	5.000	08/25/19	149,354
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
148,798	5.500	11/25/35	140,490
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
534,224	5.750	12/25/35	509,260
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
166,242	5.500	12/25/21	168,220
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,831,750	3.000	07/25/56	4,737,401
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
(1M USD LIBOR + 0.620%)
454,829	2.121	11/20/34	451,260
Sequoia Mortgage Trust Series 2012-2, Class A3(b)(c)
1,340,344	3.500	04/25/42	1,364,855
Sequoia Mortgage Trust Series 2013-2, Class A1(b)(c)
2,788,524	1.874	02/25/43	2,585,485
Sequoia Mortgage Trust Series 2013-6, Class A1(b)(c)
4,914,885	2.500	05/25/43	4,726,355
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)(c)
4,536,143	3.500	05/25/45	4,565,632
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)(c)
3,905,562	3.500	07/25/45	3,930,952
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)(c)
2,789,687	3.000	07/25/45	2,707,857
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)(c)
2,571,845	3.000	11/25/30	2,559,451
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(b)(c)
3,105,251	3.500	11/25/46	3,093,218

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)(c)
$ 6,189,767	3.500%	02/25/47	$ 6,233,144
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(b)(c)
3,449,383	3.500	08/25/47	3,447,633
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(b)(c)
9,930,326	3.500	09/25/47	9,915,728
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(b)(c)
3,250,000	3.500	02/25/48	3,244,719
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(b)(c)
8,972,116	3.500	10/25/47	8,946,482
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)(c)
954,723	3.571	10/25/34	961,015
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)(c)
174,024	3.553	04/25/34	175,131
Structured Asset Securities Corp. Series 2003-29, Class 5A4
730,182	5.250	09/25/33	740,227
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)(c)
348,183	3.403	10/25/33	353,332
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)(c)
554,621	3.465	11/25/33	558,145
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)(c)
312,412	3.673	11/25/33	309,994
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
343,124	5.500	06/25/20	333,861
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)(c)
282,734	3.560	09/25/35	273,322
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
166,547	5.250	03/25/37	170,063
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)(c)
9,836,261	3.500	08/20/45	9,842,409
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)(c)
2,880,314	3.500	08/20/45	2,911,366
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)(c)
4,970,082	3.500	01/20/46	4,942,126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $216,197,986)			$216,826,505

Commercial Mortgage Obligations – 5.0%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962	11/10/46	$ 5,017,725
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,008,809
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,529,339
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,039,385
Commercial Mortgage Trust Series 2012-CR4, Class A2
448,743	1.801	10/15/45	444,239

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2013-CR6, Class A2
$ 230,533	2.122%		03/10/46	$ 230,391
Commercial Mortgage Trust Series 2014-CR15, Class A2
4,620,040	2.928		02/10/47	4,642,331
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840		04/10/47	703,687
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,490,098	3.046		04/15/47	1,500,203
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773		10/15/48	1,921,221
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)
3,000,000	2.579		03/10/49	2,913,411
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
3,575,814	2.916		02/15/47	3,592,005
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	7,885,984
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	5,008,350
TRU Trust Series 2016-1, Class A(a)(b)
(1M USD LIBOR + 2.250%)
4,229,659	3.809		11/15/30	4,209,727
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,464,524
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,520,541

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $55,950,659)				$ 54,631,872

Federal Agencies – 2.3%
FHLMC
$ 2,089	8.500%		03/01/21	$ 2,104
164,634	7.000		05/01/26	178,855
28,035	7.500		12/01/30	33,104
38,355	7.500		01/01/31	42,830
70,070	7.000		08/01/31	78,475
935,078	5.000		05/01/33	1,021,619
180,448	3.017	(b)	05/01/34	190,228
155,213	3.419	(b)	01/01/36	164,206
1,396,807	4.000		06/01/42	1,459,593
1,899,770	3.000		06/01/45	1,860,938
3,435,597	2.757	(b)	07/01/45	3,428,657
FNMA
167	9.000		11/01/21	167
29,610	9.000		02/01/25	30,160
10,376	6.500		03/01/26	11,496
1,369,863	2.500		05/01/28	1,350,192
8,631	8.000		07/01/28	8,745
29,235	6.500		10/01/28	32,427
53,314	6.000		07/01/29	59,272
12,139	7.500		09/01/29	12,285
38,491	7.000		03/01/31	41,814
7,646	7.500		03/01/31	8,396
18,179	7.000		11/01/31	18,717
35,133	7.000		01/01/32	35,761
134,839	6.000		12/01/32	150,043

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FNMA (continued)
$ 48,114	2.812	%(b)	02/01/33	$ 50,304
31,514	5.000		07/01/33	33,654
173,157	3.490	(b)	10/01/34	182,105
121,736	3.529	(b)	02/01/35	127,611
3,105,831	3.500		08/01/35	3,172,657
1,218,227	2.613	(b)	12/01/45	1,220,503
3,770,208	4.500		01/01/48	3,901,253
GNMA
61,052	8.000		02/15/22	64,145
23,586	7.500		08/20/25	25,624
127,328	7.500		07/20/26	144,690
94,232	6.500		04/15/31	104,273
142,180	6.500		05/15/31	157,331
5,565,953	2.500		06/20/31	5,421,477

				24,825,711

TOTAL MORTGAGE - BACKED OBLIGATIONS (Cost $297,453,717)				$296,284,088

Corporate Obligations – 41.6%
Aerospace/Defense – 0.5%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$ 1,044,029
Northrop Grumman Corp.(e)
2,355,000	2.930		01/15/25	2,291,892
United Technologies Corp.
2,000,000	5.700		04/15/40	2,488,279

				5,824,200

Auto Manufacturers – 1.1%
Ford Motor Co.(e)
2,000,000	4.346		12/08/26	2,020,432
Ford Motor Credit Co. LLC
1,000,000	2.979	(e)	08/03/22	978,155
2,500,000	4.134		08/04/25	2,525,471
General Motors Co.
4,000,000	5.000		04/01/35	4,146,059
General Motors Financial Co., Inc.(e)
2,000,000	3.950		04/13/24	2,024,165

				11,694,282

Banks – 7.6%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,069,125
3,749,000	3.419	(a)(b)(e)	12/20/28	3,685,618
Bank One Corp.(d)
1,000,000	8.530		03/01/19	1,063,110
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,331,928
3,500,000	4.450		09/29/27	3,649,879
Citizens Bank NA(e)
3,000,000	2.450		12/04/19	2,985,930
Cooperatieve Rabobank UA/ NY
3,100,000	2.750		01/10/23	3,061,592
Credit Suisse New York
3,000,000	3.000		10/29/21	3,013,985
Deutsche Bank AG
2,000,000	3.125		01/13/21	1,999,744

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
$ 3,130,000	6.100%		01/14/42	$ 4,169,891
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,252,836
Huntington Bancshares, Inc.(e)
3,850,000	3.150		03/14/21	3,880,048
JPMorgan Chase & Co.
1,600,000	2.250	(e)	01/23/20	1,591,202
2,000,000	4.350		08/15/21	2,101,524
150,000	2.752	(b)	04/26/23	148,027
2,500,000	7.900	(b)(e)	04/30/99	2,534,375
KeyBank NA
4,000,000	3.400		05/20/26	3,929,311
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,803,661
Manufacturers & Traders Trust Co.(e)
4,000,000	2.625		01/25/21	3,986,889
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,526,577
PNC Bank NA(e)
2,500,000	2.950		01/30/23	2,471,948
PNC Financial Services Group, Inc.(b)(e)
(3M USD LIBOR + 3.678%)
2,500,000	6.750		07/29/49	2,728,125
Santander UK PLC
1,000,000	3.050		08/23/18	1,005,202
Sumitomo Mitsui Banking Corp.
3,000,000	1.966		01/11/19	2,991,364
The PNC Financial Services Group, Inc.(e)
3,750,000	3.150		05/19/27	3,669,368
U.S. Bancorp(e)
2,050,000	3.600		09/11/24	2,092,534
UBS Group Funding Switzerland AG(a)(b)(e)
(3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,690,493
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,574,617
1,500,000	4.650		11/04/44	1,621,427
2,000,000	4.750		12/07/46	2,220,758
Wells Fargo Bank NA(h)
2,000,000	6.180		02/15/36	2,405,604

				82,256,692

Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750		01/15/19	525,421
6,000,000	4.439	(e)	10/06/48	6,349,810
PepsiCo, Inc.(e)
2,190,000	4.450		04/14/46	2,441,736

				9,316,967

Biotechnology – 0.2%
Amgen, Inc.
1,295,000	6.400		02/01/39	1,708,902

Chemicals(e) – 0.2%
Praxair, Inc.
2,740,000	3.200		01/30/26	2,755,266

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Services – 1.0%
Gonzaga University
$ 3,500,000	4.158%	04/01/46	$ 3,469,644
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,188,513
Northwestern University
1,000,000	4.643	12/01/44	1,170,953

			10,829,110

Diversified Financial Services – 3.9%
Air Lease Corp.(e)
2,500,000	2.625	07/01/22	2,440,248
American Express Co.(e)
3,900,000	2.500	08/01/22	3,812,463
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,237,252
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	3,253,035
Brookfield Asset Management, Inc.(e)
2,000,000	4.000	01/15/25	2,023,350
CDP Financial, Inc.(a)
1,000,000	3.150	07/24/24	1,008,319
Citicorp Lease Pass-Through Trust 1999-1(a)
1,860,870	8.040	12/15/19	2,032,753
CME Group, Inc.
1,685,000	3.000	09/15/22	1,695,735
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	4,885,595
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,508,145
Janus Capital Group, Inc.(e)
3,000,000	4.875	08/01/25	3,169,045
Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,313,730
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,510,302

			42,889,972

Electric – 3.1%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,839,522
Consumers Energy Co.(e)
3,290,000	3.950	07/15/47	3,446,832
Duke Energy Progress LLC(e)
2,000,000	2.800	05/15/22	1,991,563
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,267,478
Entergy Louisiana LLC(e)
3,000,000	3.780	04/01/25	3,000,368
Gulf Power Co.(e)
1,250,000	4.550	10/01/44	1,309,522
Louisville Gas & Electric Co.(e)
1,850,000	4.650	11/15/43	2,076,137
Ohio Power Co.
2,870,000	5.850	10/01/35	3,527,271
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,570,255
PacifiCorp
1,900,000	6.100	08/01/36	2,480,456

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
PPL Electric Utilities Corp.(e)
$ 1,025,000	4.750%	07/15/43	$ 1,176,352
PSEG Power LLC
5,500,000	8.625	04/15/31	7,227,806
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,224,729

			34,138,291

Engineering & Construction(a)(e) – 0.5%
SBA Tower Trust
5,000,000	2.877	07/15/21	4,975,000

Gas – 0.4%
KeySpan Corp.
3,375,000	8.000	11/15/30	4,407,930

Healthcare-Services – 1.9%
Ascension Health
1,500,000	3.945	11/15/46	1,541,368
Baptist Health South Florida, Inc.
3,695,000	4.342	11/15/41	3,936,381
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,300,351
Mayo Clinic
2,600,000	3.774	11/15/43	2,552,212
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,387,987
SSM Health Care Corp.(e)
4,990,000	3.823	06/01/27	5,075,690

			20,793,989

Household Products/Wares – 0.1%
Kimberly-Clark Corp.
1,000,000	2.750	02/15/26	971,631

Insurance – 3.5%
American International Group, Inc.(e)
2,000,000	3.750	07/10/25	2,021,866
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,054,532
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	1,953,839
MassMutual Global Funding II(a)
6,150,000	2.950	01/11/25	6,039,008
MetLife, Inc.(e)
2,055,000	10.750	08/01/69	3,411,300
New York Life Global Funding(a)
3,000,000	2.000	04/13/21	2,934,868
PartnerRe Finance B LLC
525,000	5.500	06/01/20	553,506
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	1,982,725
Prudential Financial, Inc.(b)(e)
(3M USD LIBOR + 4.175%)
2,000,000	5.875	09/15/42	2,190,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,127,077
2,100,000	5.000	06/01/21	2,215,703

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
The Prudential Insurance Co. of America(a)
$ 2,000,000	8.300%		07/01/25	$ 2,563,027
Travelers Property Casualty Corp.
2,493,000	7.750		04/15/26	3,197,164
Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,789,493

				38,034,108

Machinery-Diversified(e) – 0.3%
Rockwell Automation, Inc.
2,850,000	2.050		03/01/20	2,816,797

Media – 0.9%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,261,796
CBS Corp.
2,500,000	7.875		09/01/23	2,982,226
Comcast Corp.
1,250,000	6.400		05/15/38	1,660,952
Time Warner, Inc.(e)
4,380,000	3.600		07/15/25	4,328,615

				10,233,589

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375		03/15/18	999,700
The Timken Co.
2,750,000	6.875		05/08/28	3,167,060

				4,166,760

Miscellaneous Manufacturing – 0.6%
General Electric Co.(b)(e)
(3M USD LIBOR + 3.330%)
1,894,000	5.000		12/29/49	1,917,675
Parker-Hannifin Corp.
2,000,000	3.500		09/15/22	2,040,421
Siemens Financieringsmaatschappij NV(a)
2,228,000	1.700		09/15/21	2,147,391

				6,105,487

Oil-Field Services – 2.9%
Apache Corp.
2,835,000	5.100	(e)	09/01/40	3,063,509
1,360,000	7.375		08/15/47	1,855,908
BP Capital Markets PLC
3,250,000	2.750		05/10/23	3,226,873
Exxon Mobil Corp.(e)
3,000,000	2.726		03/01/23	2,981,452
Halliburton Co.(e)
5,000,000	5.000		11/15/45	5,750,655
HollyFrontier Corp.(e)
3,850,000	5.875		04/01/26	4,263,582
Marathon Oil Corp.(e)
2,000,000	2.700		06/01/20	1,990,174
Phillips 66(e)
3,000,000	4.650		11/15/34	3,279,982
Statoil ASA
1,795,000	6.800		01/15/28	2,258,560

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil-Field Services – (continued)
Tosco Corp.
$ 2,095,000	8.125%	02/15/30	$ 2,938,422

			31,609,117

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	4,348,737

Pharmaceuticals – 1.4%
Allergan Funding SCS(e)
2,000,000	3.000	03/12/20	2,007,862
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	1,987,248
Johnson & Johnson
4,970,000	5.950	08/15/37	6,666,010
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,348,217

			15,009,337

Pipelines – 2.3%
Buckeye Partners LP(e)
2,000,000	4.350	10/15/24	2,030,648
DCP Midstream LLC
3,397,000	8.125	08/16/30	4,093,385
Energy Transfer LP(e)
3,000,000	4.900	03/15/35	2,966,916
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,693,459
ONEOK Partners LP
875,000	8.625	03/01/19	929,244
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	815,144
1,450,000	7.625	04/01/37	1,879,302
TransCanada Pipelines Ltd.(e)
2,500,000	4.875	01/15/26	2,751,417
Transcanada Trust(b)(e)
(3M USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	4,817,275

			24,976,790

Real Estate(e) – 4.2%
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,489,222
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,333,982
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,943,205
1,700,000	3.600	06/01/27	1,666,703
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,014,995
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,382,156
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,264,077
2,800,000	4.450	03/15/24	2,880,504
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,498,085
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750	03/23/27	3,980,210

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(e) – (continued)
Select Income REIT
$ 3,000,000	4.150%		02/01/22	$ 2,998,567
1,000,000	4.250		05/15/24	980,488
Simon Property Group LP
2,815,000	3.750		02/01/24	2,891,621
3,000,000	4.750		03/15/42	3,314,292
UDR, Inc.
2,640,000	3.750		07/01/24	2,676,726
Ventas Realty LP
2,910,000	3.500		02/01/25	2,890,551
VEREIT Operating Partnership LP
2,400,000	3.950		08/15/27	2,325,816
Washington Real Estate Investment Trust
1,580,000	3.950		10/15/22	1,606,823
Weingarten Realty Investors
1,000,000	3.850		06/01/25	995,448

				45,133,471

Retail – 0.4%
AutoNation, Inc.(e)
1,300,000	3.800		11/15/27	1,255,650
CVS Pass-Through Trust(a)
2,921,653	7.507		01/10/32	3,528,101

				4,783,751

Semiconductors – 0.9%
Intel Corp.
5,000,000	3.100		07/29/22	5,073,575
Maxim Integrated Products, Inc.(e)
5,016,000	3.375		03/15/23	4,978,042

				10,051,617

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750		02/01/20	588,459

Telecommunications – 1.1%
AT&T, Inc.
2,150,000	6.375		03/01/41	2,565,981
1,500,000	4.800	(e)	06/15/44	1,471,748
3,443,000	4.550	(e)	03/09/49	3,243,359
Verizon Communications, Inc.(e)
4,630,000	4.150		03/15/24	4,826,958

				12,108,046

Transportation – 0.8%
Burlington Northern Santa Fe LLC(e)
1,220,000	4.950		09/15/41	1,431,669
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,583,550
Canadian Pacific Railway Co.
1,775,000	5.750		01/15/42	2,253,566
2,500,000	6.125	(e)(i)	09/15/15	3,251,321
The Kansas City Southern Railway Co.(e)
500,000	4.950		08/15/45	552,241

				9,072,347

TOTAL CORPORATE OBLIGATIONS (Cost $443,317,174)				$451,600,645

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada (Cost $236,971)
$ 245,000	1.650%	09/27/19	$ 242,027

U.S. Government Agency Obligations – 1.3%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 3,099,222
FHLB
2,650,000	7.125	02/15/30	3,678,902
FHLMC(e)
4,000,000	1.750	03/26/21	3,914,872
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,648,175
Tennessee Valley Authority
1,035,460	4.929	01/15/21	1,095,846
525,189	5.131	01/15/21	559,326

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,571,848)			$ 13,996,343

U.S. Treasury Obligations – 5.2%
United States Treasury Bond
$ 9,000,000	2.750%	11/15/42	$ 8,737,383
United States Treasury Inflation Indexed Bonds
384,152	0.125	04/15/18	384,723
7,641,550	0.750	02/15/42	7,604,930
United States Treasury Notes
5,000,000	1.250	03/31/19	4,957,422
3,000,000	1.750	10/31/20	2,957,812
6,000,000	1.750	09/30/22	5,799,609
7,500,000	2.125	12/31/22	7,360,254
5,000,000	1.375	08/31/23	4,687,305
5,000,000	2.250	01/31/24	4,899,414
10,000,000	2.125	03/31/24	9,716,015

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,732,301)			$ 57,104,867

Shares	Description		Value
Investment Company – 0.5%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares		$ 5,267,884
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(j) – 1.5%
Repurchase Agreement – 1.5%
Fixed Income Clearing Corp.
$16,174,000	0.200%	02/01/18	$ 16,174,000
Maturity Value: $16,174,090
(Cost $16,174,000)

TOTAL INVESTMENTS – 99.3% (Cost $1,064,384,032)	$1,079,181,184

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%	7,194,240

NET ASSETS – 100.0%	$1,086,375,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $317,234,713, which represents approximately 29.2% of net assets as of January 31, 2018.

(b)	Variable or Floating Rate Security. Interest Rate disclosed is that which is in effect at January 31, 2018.

(c)	Rate shown is that which is in effect on January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2018. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(g)	Prerefunded security. Maturity date disclosed is prerefunding date.

(h)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(i)	Actual maturity date is September 15, 2115.

(j)	Repurchase agreement was entered into on January 31, 2018. This agreement was fully collateralized by $16,205,000 U.S. Treasury Bond, 3.000%, due 02/15/47 with a market value of $16,499,526.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 3.3%
Home Equity – 1.9%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$ 1,108,669	2.452%	04/25/34	$ 1,117,755
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
310,683	2.632	03/25/33	298,654
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
(1M USD LIBOR + 0.700%)
238,525	2.952	07/25/34	233,092
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
(1M USD LIBOR + 0.400%)
135,861	2.352	09/25/34	129,853

			1,779,354

Other – 1.4%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
327,380	2.452	11/25/34	325,723
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)
999,848	2.250	04/25/56	987,164

			1,312,887

TOTAL ASSET-BACKED SECURITIES
(Cost $2,761,386)			$ 3,092,241

Mortgage-Backed Obligations – 27.9%
Collateralized Mortgage Obligations – 16.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(c)
$ 102,663	3.804%	04/25/35	$ 103,535
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
(1M USD LIBOR + 2.000%)
342,774	3.661	02/25/45	345,559
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(c)
206,141	3.722	11/25/33	206,738
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)(c)
8,855	3.601	09/20/34	9,025
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(c)
60,354	3.933	11/25/34	58,670
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)(c)
55,850	3.580	09/25/34	55,994
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
6,121	5.375	01/25/35	6,126
FHLMC REMIC PAC Series 159, Class H
4,169	4.500	09/15/21	4,224
FHLMC REMIC PAC Series 2022, Class PE
18,359	6.500	01/15/28	20,020
FHLMC REMIC PAC Series 2109, Class PE
38,609	6.000	12/15/28	43,293
FHLMC REMIC PAC Series 23, Class PK
92,919	6.000	11/25/23	98,519
FHLMC REMIC Series 2830, Class DA
5,192	5.000	07/15/19	5,199

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2972, Class CA
$ 1,631	4.500%	05/15/20	$ 1,642
FHLMC REMIC Series 3816, Class HA
1,074,510	3.500	11/15/25	1,097,918
FHLMC REMIC Series 4467, Class DA
828,107	3.000	11/15/41	826,551
FNMA REMIC PAC Series 1992-129, Class L
30,238	6.000	07/25/22	31,510
FNMA REMIC PAC Series 1992-89, Class MA(d)
5,326	0.000	06/25/22	5,102
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	615,225
FNMA REMIC PAC Series 2003-14, Class AP
75,757	4.000	03/25/33	77,085
FNMA REMIC Series 1991-137, Class H
13,076	7.000	10/25/21	13,657
FNMA REMIC Series 1993-182, Class FA(a)
(10Y US Treasury Index rate – 0.650%)
5,698	1.720	09/25/23	5,684
FNMA REMIC Series 2012-110, Class CA
898,687	3.000	10/25/42	879,870
FNMA REMIC Series 2015-2, Class PA
744,186	2.250	03/25/44	716,696
FNMA REMIC Series 2016-104, Class BA
763,155	3.000	01/25/47	758,022
FNMA REMIC Series 2016-53, Class BV
916,321	3.500	11/25/27	931,340
FNMA REMIC Series 2016-96, Class A
811,631	1.750	12/25/46	765,910
FNMA REMIC Series 2017-7, Class JA
708,364	2.000	02/25/47	660,567
GNMA REMIC Series 2009-65, Class AF
99,323	4.000	07/20/39	101,916
GNMA REMIC Series 2010-115, Class QJ
133,059	3.500	11/20/38	134,067
GNMA REMIC Series 2010-14, Class PA
64,366	3.000	02/20/40	63,601
GNMA REMIC Series 2010-89, Class GL
292,006	4.000	05/20/39	297,357
GNMA REMIC Series 2013-188, Class LE
1,477,951	2.500	11/16/43	1,430,900
GNMA REMIC Series 2015-94, Class AT
609,837	2.250	07/16/45	581,191
GSR Mortgage Loan Trust Series 2003-6F, Class A1
24,536	3.000	09/25/32	24,537
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
7,427	5.500	03/25/19	7,461
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
278,230	1.992	05/25/35	256,821
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(c)
613,726	3.680	01/25/36	606,031
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
(1M USD LIBOR + 0.700%)
409,539	2.252	06/25/34	411,431
Impac CMB Trust Series 2003-2F, Class A(e)
229,231	5.730	01/25/33	236,280

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
$ 93,622	2.452%	10/25/33	$ 92,724
Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
83,867	2.292	11/25/34	83,695
Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
110,259	2.352	04/25/35	106,668
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.350%)
745,192	1.902	05/25/36	708,091
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(c)
61,606	3.888	10/25/34	61,107
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.270%)
153,911	1.822	12/25/35	152,955
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(c)
120,987	3.620	04/21/34	123,803
Master Alternative Loans Trust Series 2004-9, Class A6(e)
29,846	5.143	08/25/34	30,923
Master Asset Securitization Trust Series 2004-3, Class 5A1
2,877	6.250	01/25/32	2,900
MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
843,471	2.192	02/25/35	839,769
MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
725,509	2.332	02/25/35	723,824
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(c)
28,244	4.112	09/25/34	28,155
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
5,664	6.250	12/25/23	5,713
Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
43,882	2.301	10/20/27	42,737
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
75,707	2.161	06/20/33	76,028
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(c)
315,862	3.403	10/25/33	320,534
Vendee Mortgage Trust Series 1996-2, Class 1Z
81,835	6.750	06/15/26	89,164
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
4,281	5.750	09/25/18	4,285

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,429,228)			$15,988,349

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 11.0%
FHLMC
$ 14,198	6.000%		10/01/23	$ 15,778
30,776	5.000		05/01/27	32,943
463,989	2.500		04/01/28	457,367
769,579	2.637	(a)	07/01/46	769,261
693,532	2.757	(a)	07/01/45	692,131
7,682	5.500		05/01/19	7,748
4,517	5.500		06/01/20	4,553
1,063,776	3.000		11/01/26	1,072,243
865,916	2.500		02/01/27	862,485
799,238	2.500		03/01/28	787,773
1,489,956	2.500		05/01/28	1,468,591
545,980	2.500		01/01/30	537,132
5,509	7.000		11/01/31	5,672
943,871	2.500		02/01/32	928,540
201,460	6.000		07/01/33	224,192
713,984	3.500		08/01/35	729,346
899,362	2.500		10/01/36	864,038
619,963	2.613	(a)	12/01/45	621,121
144,992	3.405	(a)	02/01/34	153,406
80,742	3.490	(a)	10/01/34	84,914
GNMA(a)
139	2.250		11/20/24	142
332	3.000		12/20/24	336
6,015	2.625		04/20/26	6,193
3,711	2.750		08/20/26	3,752
6,773	2.375		01/20/28	6,996

				10,336,653

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $26,031,103)				$26,325,002

U.S. Government Agency Obligations – 40.4%
FFCB(f)
$ 1,000,000	1.170%		01/13/20	$ 979,985
1,000,000	1.400		04/13/20	981,027
1,000,000	1.420		06/29/20	978,154
1,000,000	1.350		09/21/20	973,064
1,000,000	2.350		08/01/23	973,295
FHLB
1,500,000	1.125		04/25/18	1,498,575
1,500,000	0.875		06/29/18	1,495,639
2,500,000	2.000		09/13/19	2,489,012
1,000,000	4.125		12/13/19	1,035,305
1,500,000	1.375		02/18/21	1,457,592
1,000,000	2.000	(f)	09/06/22	970,196
1,000,000	2.600	(f)	06/23/27	938,721
FHLMC
1,500,000	1.250		08/01/19	1,481,256
1,000,000	1.250		10/02/19	985,367
1,000,000	1.500		01/17/20	987,416
900,000	1.500	(e)(f)	04/13/20	899,673
1,000,000	1.875	(f)	11/27/20	987,930
900,000	2.000	(f)	12/18/20	890,599
750,000	1.750	(f)	03/26/21	734,039
525,000	1.550	(e)(f)	06/28/22	519,964
1,000,000	2.000	(e)(f)	06/14/27	979,718

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$ 1,750,000	1.625%		11/27/18	$ 1,746,787
1,000,000	1.125		12/14/18	993,149
1,000,000	1.000		02/26/19	989,644
1,000,000	1.150	(f)	05/24/19	988,489
1,000,000	1.000	(f)	07/26/19	983,531
2,500,000	1.750		11/26/19	2,482,015
1,000,000	1.500		06/22/20	982,925
1,000,000	1.750	(f)	11/20/20	985,553
1,000,000	1.250		05/06/21	965,204
1,000,000	1.400	(f)	08/25/21	964,975
1,000,000	2.000		01/05/22	983,110
900,000	2.075	(f)	02/28/22	879,755
950,000	2.125	(f)	02/28/22	930,571

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,731,689)				$38,112,235

U.S. Treasury Obligations – 25.6%
United States Treasury Inflation Indexed Bonds
$ 1,067,090	0.125%		04/15/18	$ 1,068,674
915,112	1.375		07/15/18	927,099
919,120	2.125		01/15/19	938,579
1,052,700	0.125		04/15/19	1,051,881
1,482,897	1.375		01/15/20	1,517,553
1,053,330	0.125		04/15/20	1,048,684
United States Treasury Notes
3,000,000	0.750		03/31/18	2,996,883
2,000,000	1.375		06/30/18	1,998,437
1,000,000	1.500		01/31/19	995,508
1,000,000	1.375		02/28/19	993,594
1,000,000	1.000		09/30/19	982,266
1,000,000	1.500		10/31/19	989,453
1,000,000	1.125		12/31/19	981,133
1,000,000	1.625		06/30/20	985,937
2,750,000	2.250		03/31/21	2,742,266
1,000,000	2.000		05/31/21	988,594
1,000,000	2.125		06/30/21	991,914
1,000,000	2.250		07/31/21	995,352
1,000,000	1.875		04/30/22	975,859

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,949,471)				$24,169,666

Shares	Dividend Rate		Maturity Date	Value
Short-term Investments(g) – 2.5%
Repurchase Agreement – 2.5%
Fixed Income Clearing Corp.
2,363,000	0.200%		02/01/18	$ 2,363,000
Maturity Value: $2,363,013 (Cost $2,363,000)

TOTAL INVESTMENTS – 99.7% (Cost $94,836,649)				$94,062,144

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				261,722

NET ASSETS – 100.0%				$94,323,866

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2018.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $$1,350,109, which represents approximately 1.5% of net assets as of January 31, 2018.

(c)	Rate shown is that which is in effect on January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2018. Maturity date disclosed is the ultimate maturity.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Repurchase agreement was entered into on January 31, 2018. This agreement was fully collateralized by $2,370,000 U.S. Treasury Bond, 3.000%, due 02/15/47 with a market value of $2,413,075.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 94.2%
Alaska – 1.5%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (NR/NR)(a)
$ 1,000,000	5.000%		12/01/29	$ 1,164,330
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,097,970
1,000,000	5.000		10/01/25	1,167,270
1,000,000	5.000	(a)	10/01/28	1,180,460
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	509,162

				5,119,192

Arizona – 2.9%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	734,629
750,000	4.750		01/01/22	787,223
1,000,000	5.000		01/01/25	1,053,910
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	931,770
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,186,950
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,130,490
1,000,000	5.000		06/01/23	1,153,130
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	339,884
350,000	5.000	(a)	07/01/19	355,016
1,100,000	5.125	(a)	07/01/22	1,117,017
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,145,560

				9,935,579

Arkansas(a) – 0.3%
Arkansas Technical University Revenue Bonds (Refunding Housing System) Series A (NR/A1)
1,135,000	4.000		06/01/31	1,196,789

California – 2.9%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (San Francisco) Series S-7 (AA-/A1)(a)
1,000,000	4.000		04/01/29	1,114,340
1,000,000	4.000		04/01/32	1,082,910
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(b)(c)
3,000,000	1.860		04/01/47	3,012,660
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(b)(c)
1,000,000	1.860		04/01/47	1,004,220
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560		08/01/25	1,131,960
California State Municipal Finance Authority Revenue Bonds (Refunding-Biola University) Series 2017 (NR/Baa1)(a)
1,090,000	5.000		10/01/31	1,291,759

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Los Angeles CA Unified School District GO Bonds (Refunding) Series B (NR/Aa2)(a)
$ 1,500,000	2.000%	07/01/29	$ 1,334,865
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250	05/15/22	237,630

			10,210,344

Colorado – 1.9%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)(a)
2,900,000	4.000	12/01/28	3,140,961
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
625,000	4.500	03/01/20	658,381
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A3)
1,255,000	5.000	04/01/22	1,399,877
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	484,223
850,000	4.000	11/01/32	911,676

			6,595,118

Connecticut – 1.0%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Greenwich Academy) Series E (AGM) (AA/A2)
1,000,000	5.250	03/01/26	1,140,200
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
890,000	3.250	11/15/24	896,025
1,325,000	3.750	11/15/27	1,328,631

			3,364,856

Delaware(a) – 0.3%
Delaware State Health Facilities Authority Revenue Bonds (Refunding-Bayhealth Medical Center Project) Series A (AA-/NR)
1,000,000	4.000	07/01/34	1,047,140

District Of Columbia(a) – 1.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,241,692
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)(d)
3,890,000	5.250	07/01/19	4,097,220

			5,338,912

Florida – 2.7%
Halifax FL Hospital Medical Center Revenue Bonds (Refunding) Series 2016 (A-/NR)(a)
1,450,000	5.000	06/01/36	1,594,913
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	54,389
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000	06/01/24	816,060

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
$ 1,000,000	5.000%	10/01/22	$ 1,083,120
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500	10/01/20	264,242
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500	10/01/25	832,382
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	755,788
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	559,690
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
400,000	5.000	12/01/18	409,656
260,000	5.000	12/01/19	273,416
330,000	5.000	12/01/20	355,496
Tampa FL Health System Revenue Bonds Series A (AA-/Aa3)(a)(d)
1,300,000	5.250	05/15/20	1,405,755
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A1)(a)
1,000,000	5.000	07/01/25	1,157,810

			9,562,717

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (NR/Baa2)
40,000	6.100	10/01/19	41,788
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
55,000	5.500	08/01/23	61,078
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,154,050

			1,256,916

Illinois – 9.2%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000	12/01/36	2,195,624
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400	12/01/28	318,234
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000	12/15/25	1,274,210
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300	01/01/24	494,135
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000	02/01/23	435,228

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
$ 2,220,000	4.000%		01/15/30	$ 2,400,397
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	4,974,450
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	551,592
550,000	3.000		01/01/25	570,900
1,140,000	5.000		01/01/26	1,338,098
525,000	5.000	(a)	01/01/28	619,626
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,253,544
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850		01/01/26	496,842
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
405,000	4.000		12/01/18	413,861
440,000	4.500		12/01/20	474,025
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,024,860
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(d)
1,210,000	5.500		02/15/20	1,302,892
Illinois State Educational Facilities Authority Revenue Bonds (Field Museum Of Natural History) Series 2002 (A/A2)(a)
1,500,000	3.900		11/01/36	1,488,090
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,143,390
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(e)
540,000	0.000		04/01/18	538,412
Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000		01/01/24	1,359,035
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)(d)
1,000,000	5.000		12/01/18	1,026,740
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750		10/01/32	790,448
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000		12/01/23	906,702
685,000	4.000		12/01/24	735,320
735,000	4.000		12/01/25	788,052
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000		12/30/25	898,492
905,000	5.000		12/30/28	1,090,109
960,000	5.000		12/30/29	1,165,037

				32,068,345

Indiana – 6.4%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000		07/15/26	1,675,708

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
$ 1,810,000	4.000%	01/15/34	$ 1,916,681
1,000,000	4.000	01/15/35	1,056,430
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,660,444
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	889,325
910,000	4.000	07/15/30	955,919
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	731,687
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	609,617
425,000	5.000	02/01/27	478,537
700,000	5.000	02/01/28	787,353
600,000	5.000	02/01/29	673,110
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	907,323
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	543,579
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,155,280
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
2,245,000	4.000	01/15/26	2,459,936
2,235,000	4.000	01/15/27	2,432,217
Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (NR/NR)(a)
1,320,000	5.000	07/15/32	1,516,970
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500	09/01/32	930,627

			22,380,743

Kansas – 2.2%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)(a)
700,000	4.000	09/01/33	750,078
700,000	4.000	09/01/34	749,098
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
2,000,000	5.000	11/15/23	2,118,720
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series H-1 (A+/Aa3)
1,580,000	5.000	11/01/24	1,831,236
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
1,015,000	5.000	09/01/30	1,154,654
910,000	5.000	09/01/34	1,022,721

			7,626,507

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – 4.8%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
$ 1,000,000	5.000%		08/01/26	$ 1,152,640
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/A1)
2,000,000	4.000		05/01/25	2,190,720
2,000,000	4.000	(a)	05/01/26	2,185,180
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
485,000	3.750		06/01/26	492,464
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series B (NR/A1)(a)
750,000	5.000		05/01/28	868,343
915,000	5.000		05/01/29	1,053,806
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series D (NR/A1)
750,000	5.000		05/01/27	870,315
Louisville & Jefferson County KY Metropolitan Government Health System Revenue Bonds (Norton Healthcare Obligated Group) Series A (A-/NR)(a)
2,710,000	5.000		10/01/27	3,038,317
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	583,711
595,000	5.000		06/01/21	652,828
590,000	5.000		06/01/22	660,198
610,000	5.000		06/01/23	695,119
690,000	5.000		06/01/24	796,515
Owensboro KY GO Bonds Series A (NR/A2)(a)
1,200,000	5.000		05/01/25	1,357,980

				16,598,136

Louisiana – 4.7%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	529,849
530,000	4.000		03/01/25	581,288
550,000	4.000		03/01/26	604,104
570,000	4.000		03/01/27	626,897
450,000	4.000	(a)	03/01/28	488,885
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)(a)(d)
5,000,000	5.500		10/01/20	5,498,200
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB/#Aaa)(a)(d)
3,715,000	5.250		10/01/21	4,187,102
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	905,936
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,723,285
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,068,769

				16,214,315

Maine – 1.1%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,044,680

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Maine – (continued)
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
$ 1,000,000	5.000%		07/01/24	$ 1,098,210
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	555,095
145,000	5.000		01/01/23	163,701
470,000	5.000		01/01/24	538,385
215,000	5.000	(a)	01/01/34	237,431
330,000	5.000	(a)	01/01/35	363,828

				4,001,330

Massachusetts – 0.8%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
745,000	5.100		01/01/25	756,421
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
645,000	4.250		07/01/22	666,298
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
345,000	2.500		12/01/20	349,623
340,000	2.700		06/01/21	345,535
345,000	3.050		06/01/22	354,739
345,000	3.250		06/01/23	357,134
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
10,000	6.500		07/15/19	10,329

				2,840,079

Michigan – 9.0%
City of Romulus MI GO Bonds Series B (AA/NR)(a)
1,060,000	5.000		11/01/33	1,212,629
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000		05/01/24	846,362
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000		05/01/24	1,369,004
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,599,525
1,375,000	4.000		12/01/30	1,458,971
Grand Valley MI State University Revenue Bonds Series 1998 (NPFG) (FGIC) (A+/Baa2)
205,000	5.500		02/01/18	205,000
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000		12/01/28	1,838,588
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,210,200
1,195,000	4.000		05/01/25	1,312,277
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)(a)
1,380,000	4.000		11/01/28	1,472,018
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)(a)
750,000	5.000		05/01/26	877,350

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
$ 1,500,000	5.000%		08/01/24	$ 1,740,180
1,000,000	5.000	(a)	08/01/25	1,154,250
Michigan State Finance Authority Revenue Bonds (Refunding-Hospital Trinity Health Credit Group) Series A (AA-/Aa3)(a)
1,000,000	4.000		12/01/36	1,035,350
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	719,463
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,735,003
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)(a)
2,360,000	2.500		12/01/26	2,306,711
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	480,050
1,000,000	2.866		10/01/25	956,440
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	383,152
470,000	2.550	(a)	04/01/28	449,983
410,000	2.600	(a)	10/01/28	391,858
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)(a)
235,000	4.750		12/01/25	246,163
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)(a)
1,000,000	4.000		05/01/24	1,087,680
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	810,638
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)(a)
1,590,000	5.000		05/01/26	1,832,427
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	707,197
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (A+/Aa3)(a)
875,000	5.000		11/15/24	922,548
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (NR/NR)(a)(d)
795,000	5.000		11/15/19	842,827

				31,203,844

Minnesota – 0.5%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000		10/01/21	536,980
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A+/A2)(a)
1,000,000	5.000		07/01/28	1,149,860

				1,686,840

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Mississippi – 1.4%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
$ 1,560,000	4.000%	09/01/33	$ 1,651,759
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
20,000	2.700	06/01/18	20,086
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000	04/01/34	628,944
660,000	4.000	04/01/35	690,875
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)(a)
300,000	5.000	11/01/29	349,818
400,000	5.000	11/01/30	465,324
500,000	5.000	11/01/31	583,030
400,000	5.000	11/01/32	465,324

			4,855,160

Missouri – 1.9%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000	04/01/22	564,110
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A-/NR)
1,490,000	4.250	02/15/21	1,516,000
Springfield MO School District No. R-12 GO Bonds (Refunding) (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	4.000	03/01/31	1,091,880
St. Louis Community College District Certificates of Participation Series 2017 (NR/NR)(a)
3,155,000	4.000	04/01/32	3,356,573

			6,528,563

Nebraska – 0.9%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
1,000,000	5.000	11/15/34	1,144,640
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000	01/01/23	1,977,885
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000	05/15/46	30,613

			3,153,138

Nevada(a) – 1.4%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series B (A+/A1)
3,055,000	4.000	07/01/34	3,191,497
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA/Aa1)
800,000	5.000	06/01/22	809,608
Washoe County NV Highway Revenue Bonds (Fuel Tax) Series 2013 (A+/A1)
1,000,000	5.000	02/01/29	1,033,600

			5,034,705

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 5.4%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
$ 500,000	4.000%		06/15/27	$ 553,480
500,000	4.000	(a)	06/15/28	549,565
760,000	4.000	(a)	06/15/29	828,788
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	779,906
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	801,289
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (BBB+/Baa1)(a)(d)
1,000,000	5.000		06/15/18	1,013,390
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (BBB+/Baa1)(a)
1,750,000	5.000		06/15/28	1,885,170
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
1,060,000	4.750		12/01/23	1,103,386
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa2)
100,000	5.750		02/15/21	106,040
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,691,455
1,830,000	5.000		11/01/22	2,035,253
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA-/NR)
1,470,000	4.000		12/01/22	1,594,818
1,530,000	4.000		12/01/23	1,674,631
1,570,000	4.000		12/01/24	1,728,382
690,000	4.000		12/01/26	758,896
705,000	4.000		12/01/27	775,965
730,000	4.000	(a)	12/01/28	796,926

				18,677,340

New York – 0.6%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
35,000	5.500		11/15/18	36,134
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	565,245
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	252,428
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)(a)
1,000,000	5.000		07/01/27	1,147,790

				2,001,597

North Carolina – 0.9%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,276,215
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	199,908

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – (continued)
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR) (continued)
$ 420,000	3.000%		06/01/21	$ 429,366
330,000	4.000		06/01/22	353,130
350,000	4.000		06/01/23	377,857
480,000	4.000	(a)	06/01/25	514,718

				3,151,194

Ohio – 5.0%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
660,000	3.000		12/01/19	661,676
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	633,764
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)(a)
2,000,000	5.000		12/01/24	2,212,340
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	907,321
1,115,000	5.000	(a)	10/01/28	1,317,250
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (NR/NR)(a)
630,000	4.000		12/01/26	680,350
650,000	4.000		12/01/27	697,333
665,000	4.000		12/01/28	711,291
500,000	4.000		12/01/29	533,205
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,210,303
1,045,000	5.000		12/01/27	1,256,268
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)(a)
1,000,000	5.000		05/01/27	1,131,440
1,000,000	5.000		05/01/28	1,126,580
750,000	5.000		05/01/29	841,305
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)(a)
1,690,000	5.000		11/15/27	1,974,680
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/35	721,994
700,000	4.000		06/01/36	719,201

				17,336,301

Pennsylvania – 6.0%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	571,735
450,000	5.000	(a)	07/01/26	508,459
490,000	5.000	(a)	07/01/27	551,118
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,068,696
1,250,000	5.250	(a)	10/01/31	1,315,212
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	945,490
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	808,706

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
$ 1,500,000	5.000%		06/01/29	$ 1,712,505
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A/A1)(a)
2,315,000	5.000		12/01/25	2,452,488
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)(a)
500,000	5.000		12/01/26	577,685
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
610,000	3.000		12/01/18	617,820
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000		12/01/18	2,041,080
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,046,028
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,227,476
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (NR/NR)
550,000	4.000		07/01/25	601,997
520,000	4.000		07/01/27	568,610
400,000	5.000	(a)	07/01/28	471,572
500,000	4.000	(a)	07/01/33	522,385
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,144,280
2,205,000	4.000	(a)	11/01/29	2,294,347

				21,047,689

Rhode Island – 0.8%
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,041,362
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/Aa3)(a)
1,195,000	5.000		05/15/33	1,374,859
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
430,000	3.500		04/01/22	450,885

				2,867,106

South Carolina – 2.5%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,141,880
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)(a)
2,925,000	5.000		12/01/25	3,375,508

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
$ 1,000,000	5.000%	12/01/26	$ 1,146,270
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)(a)
2,550,000	5.000	12/01/27	2,921,178

			8,584,836

South Dakota – 2.3%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
980,000	2.700	05/01/25	989,006
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)(a)
1,000,000	5.000	07/01/25	1,089,720
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000	09/01/23	860,963
825,000	5.000	09/01/24	957,668
605,000	5.000	09/01/25	707,046
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/NR)(a)
1,120,000	5.000	09/01/28	1,314,051
1,700,000	5.000	09/01/29	1,977,525

			7,895,979

Tennessee – 1.1%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
2,785,000	3.375	04/01/26	2,831,733
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
650,000	3.500	07/01/27	666,016
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
465,000	4.050	01/01/38	476,834

			3,974,583

Texas – 6.2%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	851,505
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (NR/NR)(a)
540,000	4.000	12/01/30	582,736
485,000	4.000	12/01/32	515,264
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000	09/01/27	1,084,743
980,000	5.000	09/01/28	1,137,202
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,742,950
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000	08/15/24	2,666,110

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
$ 235,000	5.000%		02/15/20	$ 235,724
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000		02/15/25	353,406
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000		08/15/26	1,098,250
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
5,000	5.625		05/15/19	5,255
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(a)
2,460,000	4.000		02/15/29	2,668,583
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000		08/15/27	1,158,168
Odessa TX GO Bonds (Refunding) Series 2015 (AA-/Aa3)(a)
1,000,000	5.000		03/01/27	1,143,220
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000		02/15/32	2,673,400
Weslaco TX GO Bonds (Refunding) Series 2016 (AA-/NR)
2,295,000	5.000		02/15/24	2,633,971

				21,550,487

Utah(a) – 0.2%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000		07/01/34	581,025

Vermont – 0.4%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000		12/15/20	1,086,150
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000		06/15/20	423,956

				1,510,106

Washington – 2.4%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000		12/01/26	1,894,979
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000		01/01/40	258,078
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000		05/01/18	564,267
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000		10/01/23	512,875
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
1,495,000	5.000		08/15/27	1,735,770
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
1,000,000	5.000		10/01/26	1,175,540
1,150,000	5.000	(a)	10/01/30	1,354,907

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
$ 775,000	3.450%	12/01/30	$ 777,472

			8,273,888

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)(d)
1,000,000	5.000	08/15/18	1,019,700
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,050,350

			2,070,050

Wyoming – 0.1%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
305,000	3.000	05/01/18	306,095

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $324,960,921)			$327,647,544

Short-term Investment(f) – 5.6%
Repurchase Agreement – 5.6%
Fixed Income Clearing Corp.
$19,505,000	0.200%	02/01/18	$ 19,505,000
Maturity Value: $19,505,108
(Cost $19,505,000)

TOTAL INVESTMENTS – 99.8% (Cost $344,465,921)			$347,152,544

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			845,740

NET ASSETS – 100.0%			$347,998,284

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at January 31, 2018.

(c)	Rate shown is that which is in effect on January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Repurchase agreement was entered into on January 31, 2018. This agreement was fully collateralized by $19,540,000 U.S. Treasury Bond, 3.000%, due 02/15/47 with a market value of $19,895,140.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating
Non-ACE	— Non-adjusted current earnings
NPFG	— National Public Finance Guarantee

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 98.8%
Arizona(a) – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%		01/01/25	$ 1,053,910
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150		07/01/24	1,233,918

				2,287,828

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/Baa2)(b)
2,000,000	0.000		07/01/27	1,502,700
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250		12/01/36	1,958,460
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)(b)
2,400,000	0.000		08/01/29	1,647,336

				5,108,496

Connecticut – 1.5%
Hamden CT GO Bonds Series B (A+/NR)
575,000	5.000		08/15/20	617,740
575,000	5.250		08/15/21	635,582
575,000	5.250		08/15/22	646,081
575,000	5.250		08/15/23	656,914
575,000	5.250		08/15/24	662,682
575,000	5.250	(a)	08/15/26	664,614
575,000	5.250	(a)	08/15/29	659,174
575,000	5.250	(a)	08/15/31	657,093

				5,199,880

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa3)
2,000,000	4.000		10/01/33	2,131,080

Illinois – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250		05/15/39	2,183,900
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa3)(a)
3,000,000	2.900		08/01/31	2,820,420
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125		02/01/30	2,072,580
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (NR/Baa2)(b)
95,000	0.000		11/01/19	92,279

				7,169,179

Indiana(a) – 1.4%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000		01/15/35	2,112,860

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana(a) – (continued)
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
$ 500,000	5.500%		02/01/29	$ 518,455
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000		07/15/34	2,094,340

				4,725,655

Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
1,500,000	5.000		11/15/32	1,663,065

Louisiana(a)(c) – 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
7,000,000	5.500		10/01/20	7,697,480

Michigan(a) – 2.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950		12/01/28	1,694,003
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,843,934
2,000,000	3.350		12/01/34	1,969,540
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000		10/01/32	1,337,280

				7,844,757

Missouri – 82.0%
Arnold MO Certificates of Participation (A+/NR)
230,000	3.000		11/01/18	232,758
210,000	3.000	(a)(c)	11/01/18	212,518
225,000	3.625	(a)(c)	11/01/18	228,740
470,000	3.700	(a)(c)	11/01/18	478,070
225,000	3.800	(a)(c)	11/01/18	229,030
480,000	3.875	(a)(c)	11/01/18	488,866
250,000	4.000	(a)(c)	11/01/18	254,848
Belton MO Certificates of Participation (A+/NR)(a)(c)
500,000	5.125		03/01/18	501,550
500,000	5.250		03/01/18	501,600
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)(a)
150,000	4.000		03/01/21	150,351
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(a)
1,000,000	5.000		10/01/33	1,126,280
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250		07/01/20	2,163,720
Boone County MO Hospital Revenue Bonds (NR/Baa1)(a)(c)
2,350,000	5.750		08/01/18	2,399,890
Boone County MO Hospital Revenue Bonds Series 2012 (NR/Baa1)
400,000	4.000		08/01/18	404,236
500,000	4.000		08/01/19	514,380

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
$ 2,000,000	4.000%	03/01/27	$ 2,173,160
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	824,408
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	669,954
Clay County MO Public School District No. 53 Liberty GO Bonds (Direct Deposit Program) (AA+/NR)(a)
1,280,000	5.000	03/01/25	1,283,558
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,066,820
1,000,000	4.000	03/01/35	1,065,350
1,000,000	4.000	03/01/36	1,063,880
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(a)
1,675,000	4.000	03/01/29	1,829,535
1,735,000	4.000	03/01/30	1,877,721
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	837,159
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000	02/01/18	495,000
470,000	5.000	02/01/19	486,506
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	512,985
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,510,847
1,215,000	5.000	12/01/25	1,426,932
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,368
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,140,690
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	4,828,782
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000	03/01/30	974,214
985,000	4.000	03/01/32	1,049,852
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625	03/01/25	529,120
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
2,000,000	4.000	03/01/28	2,204,380
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
130,000	4.600	06/01/29	130,368
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000	03/01/30	1,628,205

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
$ 600,000	3.000%		04/01/22	$ 621,168
875,000	3.000		04/01/23	908,548
500,000	3.000		04/01/24	518,245
960,000	3.000	(a)	04/01/26	980,621
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,630
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	547,660
900,000	4.000		05/01/25	989,577
700,000	4.000	(a)	05/01/27	763,609
630,000	4.000	(a)	05/01/29	680,488
675,000	4.000	(a)	05/01/30	726,010
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	937,440
580,000	4.000		03/01/30	636,428
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	463,937
575,000	3.250		04/15/30	566,427
550,000	3.300		04/15/31	540,716
700,000	3.375		04/15/32	681,058
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000		12/01/25	1,156,730
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000		12/01/26	1,469,614
1,455,000	4.000		12/01/28	1,562,132
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(a)
595,000	4.250		12/01/23	651,567
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500		12/01/18	914,562
920,000	3.850		12/01/20	971,456
500,000	4.350	(a)	12/01/23	539,960
820,000	4.500	(a)	12/01/24	885,403
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,750,000	4.000		03/01/30	1,895,617
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A-/NR)(a)
1,000,000	5.500		02/15/31	1,073,550
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A-/NR)(a)
1,895,000	5.000		02/15/27	2,118,345
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500		02/01/24	5,954,480
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500		09/01/29	2,380,062
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,011,277

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)(a)
$ 50,000	6.431%		04/01/18	$ 50,145
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
4,465,000	0.000		02/01/18	4,465,000
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000		09/01/31	795,773
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,189,280
1,000,000	5.000	(a)	09/01/31	1,160,920
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	531,150
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050		09/01/30	507,790
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,976,920
1,700,000	5.000		02/15/21	1,853,697
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,052,854
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000		05/01/42	538,515
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,085,300
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,509,546
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	418,892
425,000	5.000		04/01/31	468,524
475,000	5.000		04/01/32	523,251
500,000	5.000		04/01/33	550,165
500,000	5.000		04/01/34	549,955
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000		10/01/21	2,661,655
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,860,168
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	872,432
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	753,610
595,000	5.000	(a)	01/01/30	680,365
775,000	5.000	(a)	01/01/31	884,097

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
$ 5,000	5.000%		01/01/22	$ 5,017
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500		01/01/19	321,324
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	93,338
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
525,000	4.000		10/01/18	533,279
545,000	4.000		10/01/19	564,833
400,000	3.500		10/01/21	417,480
1,850,000	5.250	(a)	10/01/41	2,037,904
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,572,322
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (NR/A3)(a)(c)
1,000,000	5.125		11/01/19	1,061,900
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Webster University Project) Series 2017 (NR/A2)(a)
1,590,000	4.000		04/01/33	1,651,803
1,345,000	4.000		04/01/34	1,393,003
1,395,000	4.000		04/01/35	1,442,583
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,725,824
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(a)(c)
1,880,000	5.125		11/15/18	1,934,069
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,788,200
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000		12/01/33	1,130,910
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
2,270,000	5.000		12/01/25	2,491,734
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125		11/15/23	481,257

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
$ 1,375,000	5.000%	12/01/31	$ 1,562,784
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000	05/15/23	177,279
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (NR/NR)(a)(c)
830,000	5.000	05/15/19	866,844
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,082,848
1,100,000	5.000	06/01/37	1,246,245
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)(c)
4,000,000	5.000	04/01/21	4,400,920
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,297,300
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,057,460
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,277,388
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)
1,000,000	5.000	06/01/21	1,074,350
1,000,000	4.500	06/01/25	1,050,890
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	558,715
1,410,000	5.000	05/01/40	1,507,163
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,058,880
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)(e)
1,545,000	1.030	11/15/26	1,545,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250	07/01/42	628,434
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375	07/01/30	516,490
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
1,935,000	3.550	11/01/30	1,970,894

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
$ 510,000	2.000%		11/01/21	$ 509,995
500,000	3.050	(a)	11/01/28	495,005
430,000	3.150	(a)	11/01/29	424,986
495,000	3.250	(a)	11/01/30	490,896
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
125,000	3.950		05/01/21	129,465
150,000	3.950		11/01/21	155,244
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
205,000	3.600		11/01/23	212,376
300,000	3.750		05/01/24	311,238
250,000	3.800		05/01/25	258,488
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000		04/01/19	1,202,234
2,835,000	4.000	(a)	04/01/26	3,007,878
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
280,000	3.000		04/01/19	284,987
265,000	3.250	(a)(c)	04/01/19	270,483
590,000	4.000	(a)(c)	04/01/19	607,293
790,000	4.500	(a)(c)	04/01/19	817,697
425,000	4.625	(a)(c)	04/01/19	440,508
445,000	4.750	(a)(c)	04/01/19	461,879
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
540,000	3.000		09/01/18	544,914
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000		06/01/19	1,540,618
2,750,000	4.000	(a)	06/01/26	2,884,777
2,925,000	4.000	(a)	06/01/27	3,057,385
1,000,000	4.000	(a)	06/01/28	1,039,880
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250		11/01/18	1,028,270
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,223,780
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,063,590
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000		03/01/19	1,556,865
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	550,210
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000		03/01/30	1,058,390
1,000,000	4.000		03/01/34	1,046,300
1,500,000	4.000		03/01/35	1,567,290
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)(a)
435,000	5.000		12/01/18	436,409
850,000	5.000		12/01/20	852,865

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
$ 1,000,000	4.000%		04/01/23	$ 1,073,700
550,000	4.000		04/01/28	583,985
800,000	4.000		04/01/29	847,480
1,475,000	4.000		04/01/30	1,560,742
Republic MO Special Obligation Revenue Bonds (A+/NR)
300,000	3.750	(a)(c)	05/01/18	301,809
325,000	3.875	(a)(c)	05/01/18	327,061
360,000	3.000		08/01/18	362,700
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	227,498
410,000	3.450		07/01/32	412,333
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A3)
2,135,000	5.500		07/01/28	2,665,676
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,246,000
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,406,600
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)(c)
2,675,000	4.000		04/01/21	2,865,406
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)
540,000	6.750		03/01/28	557,885
575,000	6.850		03/01/29	593,780
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,411,970
Springfield MO School District No. R-12 GO Bonds (Refunding) (Direct Deposit Program) Series A (AA+/NR)(a)
2,000,000	4.000		03/01/31	2,183,760
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	927,599
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,643,664
1,220,000	5.000	(a)	07/01/28	1,409,051
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000		05/01/20	1,309,567
1,335,000	2.000		05/01/21	1,336,655
1,000,000	4.000	(a)	05/01/26	1,068,220
1,405,000	4.000	(a)	05/01/27	1,494,470
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,431,940
1,340,000	5.000	(a)	04/01/23	1,506,080
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		12/01/31	1,041,610
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,313,175

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
$ 1,000,000	3.000%		05/01/22	$ 1,012,240
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,261,866
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(a)
1,000,000	4.000		04/01/35	1,051,700
2,000,000	4.000		04/01/36	2,093,740
2,515,000	4.000		04/01/37	2,624,805
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	2,017,108
1,930,000	4.000		04/01/26	2,082,007
2,010,000	4.000		04/01/27	2,154,157
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	407,688
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,067,950
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	942,296
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (NR/NR)(a)
1,735,000	4.000		04/01/26	1,835,144
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
1,280,000	5.000		07/01/23	1,403,930
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	773,340
800,000	3.000		04/01/22	828,224
800,000	3.000	(a)	04/01/23	825,640
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,185,415
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,533,404
1,390,000	5.000		04/15/26	1,629,344
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,139,850
2,595,000	4.000	(a)	02/15/35	2,688,861
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,080,180
1,000,000	4.000		04/01/30	1,072,650
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)(a)(c)
4,250,000	5.000		04/01/18	4,276,222
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	715,530
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,822,549
1,840,000	4.000		03/01/34	1,930,657

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
$ 865,000	3.000%		06/01/25	$ 890,163
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	800,542
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,952,456
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A/NR)(a)(c)
385,000	3.150		03/01/18	385,504
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,275,780
1,000,000	4.000	(a)	08/01/26	1,091,960
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,610,340
2,095,000	0.000		03/01/27	1,617,403
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
1,700,000	4.000		03/01/29	1,875,032
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,905,550
1,800,000	4.000		04/01/33	1,885,590
1,800,000	4.000		04/01/34	1,879,740
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
560,000	3.000		04/01/18	561,478
1,270,000	3.250	(a)	04/01/21	1,288,885
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	650,083
990,000	4.000	(a)	04/01/25	1,076,090
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)(e)
600,000	1.290		04/01/32	600,000

				280,257,320

New Jersey – 0.7%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
2,100,000	5.000		11/01/21	2,298,429

North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600		07/01/28	2,217,808
1,895,000	3.150		01/01/36	1,824,392

				4,042,200

Ohio(a) – 0.7%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,355,000	3.200		09/01/36	2,312,798

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
$ 1,000,000	5.000%	10/01/25	$ 1,073,070

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375	04/01/26	1,525,170

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000	11/15/34	2,100,700

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $332,526,988)			$337,437,107

Short-term Investment(f) – 0.3%
Repurchase Agreement – 0.3%
Fixed Income Clearing Corp.
$ 1,158,000	0.200%	02/01/18	$ 1,158,000
Maturity Value: $1,158,000 (Cost $1,158,000)

TOTAL INVESTMENTS – 99.1% (Cost $333,684,988)			$338,595,107

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			3,132,840

NET ASSETS – 100.0%			$341,727,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2018.

(e)	Rate shown is that which is in effect on January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $1,165,000 U.S. Treasury Bond, 3.000%, due 02/15/47 with a market value of $1,186,174.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
Non-ACE	— Non-adjusted current earnings

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 93.7%
Alabama(a) – 1.3%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%		05/01/29	$ 796,047
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000		12/01/35	1,028,220

				1,824,267

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000		01/01/25	474,260

California(b) – 1.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/Baa2)
670,000	0.000		07/01/27	503,404
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	1,937,117

				2,440,521

Illinois(b) – 0.3%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (A+/Baa2)
470,000	0.000		11/01/19	450,655
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (NR/Baa2)
30,000	0.000		11/01/19	29,141

				479,796

Indiana(a) – 0.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	464,829

Kansas – 82.0%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,924,674
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	866,352
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,026,567
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,084,450
500,000	4.000		09/01/31	537,905
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000		09/01/18	510,100
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding–Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,551,858
1,305,000	4.000	(a)	09/01/28	1,423,168

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
$ 1,000,000	5.250%		09/01/24	$ 1,139,200
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	647,550
650,000	4.000		12/01/30	697,515
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)(c)
595,000	4.150		12/01/19	621,924
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	735,224
740,000	4.000	(a)	09/01/28	805,068
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,189,580
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
500,000	3.000		10/01/18	504,895
655,000	4.000		10/01/19	680,152
City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	255,852
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,213,883
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)(a)
235,000	4.000		09/01/18	235,503
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,911,467
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,623,529
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	1,974,268
750,000	5.000		09/01/40	850,470
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,075,140
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	411,574
310,000	5.000		12/01/37	344,962
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	867,811
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000		09/01/18	1,008,690
1,000,000	5.000		09/01/26	1,184,340
1,000,000	3.500	(a)	09/01/30	1,028,400
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,066,560
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,078,460

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
$ 750,000	4.000%		09/01/18	$ 761,445
500,000	4.000		09/01/20	530,080
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	979,861
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,715,643
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,580,940
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	553,950
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,080,640
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,091,750
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,066,570
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	921,855
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000		09/01/18	571,278
600,000	5.000	(a)	09/01/33	655,794
600,000	5.000	(a)	09/01/34	655,362
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,663,065
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	3,093,575
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250		01/01/25	468,684
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000		06/01/23	534,361
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000		06/01/24	1,096,850
790,000	5.250		06/01/42	870,161
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000		12/01/19	532,410
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AAA/Aa2)(a)
1,250,000	5.000		09/01/29	1,465,500
1,110,000	5.000		09/01/34	1,288,888
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/WR)(a)(c)
750,000	5.000		05/15/19	783,292

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
$ 1,465,000	5.000%	11/15/23	$ 1,551,962
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA/Aa2)(a)
1,000,000	5.500	11/15/23	1,068,010
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,046,720
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,054,400
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,585,890
2,000,000	5.000	11/01/27	2,107,760
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	759,759
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa2)(a)
2,000,000	4.000	03/01/31	2,113,800
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,127,610
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250	09/01/19	1,538,721
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,497,551
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	528,925
Lyons KS Public Building Commission Revenue Bonds (A+/NR)(a)
315,000	5.000	10/01/23	322,015
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,575,775
1,180,000	3.000	09/01/28	1,187,233
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,095,134
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	318,435
400,000	5.000	12/01/20	434,236
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,043,368
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	1,969,000
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000	09/01/28	1,054,651
965,000	5.000	09/01/29	1,101,297
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250	08/01/26	1,017,950

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
$ 1,000,000	4.000%	10/01/30	$ 1,082,730
1,000,000	4.000	10/01/31	1,083,340
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,079
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
985,000	3.000	11/01/32	932,825
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	873,400
1,500,000	4.000	09/01/26	1,627,185
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000	09/01/24	1,684,450
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,416,103
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000	09/01/22	1,140,080
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000	09/01/20	866,142
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/Aa2)
200,000	3.750	09/01/18	202,754
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	516,981
1,000,000	4.000	09/01/31	1,063,150
1,065,000	5.000	09/01/32	1,227,934
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000	09/01/22	455,306
450,000	3.000	09/01/23	469,287
490,000	3.000	09/01/25	506,817
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,762,340
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000	06/01/23	1,031,440
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000	06/01/23	309,432
475,000	5.000	06/01/24	489,920
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	447,689
460,000	3.000	07/01/22	481,919
Wichita KS Airport Authority Airport Facilities Revenue Bonds (Flightsafety International) Series A (NR/Aa2)(a)(d)(e)
2,000,000	1.170	11/01/31	2,000,000
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	687,444
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	969,290

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
$ 415,000	4.000%	10/01/26	$ 452,981
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A+/A3)(a)
525,000	5.000	09/01/28	589,197
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
1,000,000	5.000	03/01/19	1,038,680
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,489,890
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,512,812

			117,575,844

Louisiana(a)(c) – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
2,000,000	5.500	10/01/20	2,199,280

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
180,000	5.300	01/01/30	186,822

Michigan(a) – 1.2%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,651,730

New Jersey – 0.8%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,000,000	5.000	11/01/23	1,123,340

Ohio(a) – 0.9%
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,327,404

Pennsylvania(a) – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	649,207

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	508,390

Utah(a) – 1.1%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	650,592

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Utah(a) – (continued)
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2) (continued)
$ 1,000,000	3.000%	04/01/35	$ 940,260

			1,590,852

Washington(a)(c) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/20	814,373

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,050,350

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $132,214,010)			$134,361,265

Short-term Investment(f) – 5.3%
Repurchase Agreement – 5.3%
Fixed Income Clearing Corp.
$ 7,573,000	0.200%	02/01/18	$ 7,573,000
Maturity Value: $7,573,042 (Cost $7,573,000)

TOTAL INVESTMENTS – 99.0% (Cost $139,787,010)			$141,934,265

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			1,481,735

NET ASSETS – 100.0%			$143,416,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2018.

(e)	Rate shown is that which is in effect on January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Repurchase agreement was entered into on January 31, 2018. This agreement was fully collateralized by $7,590,000 U.S. Treasury Bond, 3.000%, due 02/15/47 with a market value of $7,727,948.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
NR	— Not Rated
NPFG	— National Public Finance Guarantee.
WR	— Withdrawn Rating
Non-ACE	— Non-adjusted current earnings

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Commerce Funds’ (“Funds”) valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the investment adviser’s assumptions in determining fair value measurement).

Changes in valuation approaches or techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce Investment Advisors, Inc. (“the Adviser” or “Commerce”) day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Government obligations that mature in sixty days or less shall be valued at the market price. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

i) Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

A MRA governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2018:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$119,424,214	$—	$—
Exchange Traded Fund	3,500,172	—	—
Repurchase Agreement	—	2,690,000	—
Total	$122,924,386	$2,690,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$238,600,198	$—	$—
Exchange Traded Fund	7,742,400	—	—
Repurchase Agreement	—	1,176,000	—
Total	$246,342,598	$1,176,000	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$149,732,769	$—	$—
Exchange Traded Fund	5,519,809	—	—
Repurchase Agreement	—	3,700,000	—
Total	$155,252,578	$3,700,000	$—

COMMERCE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$169,633,560	$—
Municipal Bond Obligations	—	68,877,770	—
Mortgage-Backed Obligations	—	296,284,088	—
Corporate Obligations	—	451,600,645	—
Foreign Debt Obligations	242,027	—	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	57,104,867	13,996,343	—
Investment Company	5,267,884	—	—
Repurchase Agreement		16,174,000
Total	62,614,778	1,016,566,406	—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,092,241	$—
Mortgage-Backed Obligations	—	26,325,002	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	24,169,666	38,112,235	—
Repurchase Agreement	—	2,363,000	—
Total	$24,169,666	$69,892,478	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$327,647,544	$—
Repurchase Agreement	—	19,505,000	—
Total	—	347,152,544	—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$337,437,107	$—
Repurchase Agreement	—	1,158,000	—
Total	$—	$338,595,107	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$134,361,265	$—
Repurchase Agreement	—	7,573,000	—
Total	$—	$141,934,265	$—

For further information regarding security characteristics, see the Schedules of Investments.

OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income Funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — The fixed income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Large Shareholder Purchase and Redemption Risk — A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentration Risks —The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 29, 2018

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 29, 2018